Tema Global Royalties ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Biotechnology - 2.0%
Genmab AS(a)	19	$5,354

Entertainment - 8.5%
Universal Music Group NV	390	12,094
Warner Music Group Corp. - Class A	377	11,227
		23,321

Hotels, Restaurants & Leisure - 4.7%
McDonald's Corp.	50	12,944

Metals & Mining - 34.6%(b)
Altius Minerals Corp.	927	14,970
Deterra Royalties Ltd.	3,403	10,483
Franco-Nevada Corp.	91	11,266
Labrador Iron Ore Royalty Corp.	184	4,077
Osisko Gold Royalties Ltd.	574	9,636
Royal Gold, Inc.	43	5,512
Sandstorm Gold Ltd.	2,466	14,007
Triple Flag Precious Metals Corp.	561	9,262
Wheaton Precious Metals Corp.	275	15,155
		94,368

Oil, Gas & Consumable Fuels - 25.6%(b)
Black Stone Minerals LP	424	6,831
Freehold Royalties Ltd.	694	7,368
Kimbell Royalty Partners LP	500	8,390
PrairieSky Royalty Ltd.	641	13,032
Sitio Royalties Corp. - Class A	311	7,287
Texas Pacific Land Corp.	21	12,900
Topaz Energy Corp.	458	7,702
Viper Energy, Inc.	169	6,500
		70,010

Pharmaceuticals - 8.2%
Ligand Pharmaceuticals, Inc.(a)	106	9,016
Royalty Pharma PLC - Class A	486	13,321
		22,337

Semiconductors & Semiconductor Equipment - 5.1%
QUALCOMM, Inc.	68	13,875

Software - 10.2%
Dolby Laboratories, Inc. - Class A	129	10,451
InterDigital, Inc.	152	17,308
		27,759
TOTAL COMMON STOCKS (Cost $256,392)		269,968

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 5.22%(c)	2,660	2,660
TOTAL SHORT-TERM INVESTMENTS (Cost $2,660)		2,660

TOTAL INVESTMENTS - 99.9% (Cost $259,052)		$272,628
Other Assets in Excess of Liabilities - 0.1%		319
TOTAL NET ASSETS - 100.0%		$272,947

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema Global Royalties ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Global Royalties ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$269,968	$–	$–	$269,968
Money Market Funds	2,660	–	–	2,660
Total Assets	$272,628	$–	$–	$272,628

Refer to the Schedule of Investments for industry classifications.

Tema Global Royalties ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$138,222	50.6%
Canada	106,475	39.0
Netherlands	12,094	4.4
Australia	10,483	3.9
Denmark	5,354	2.0
Other Assets in Excess of Liabilities	319	0.1
	$272,947	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Materials	$94,368	34.6%
Energy	70,010	25.6
Information Technology	41,634	15.3
Health Care	27,691	10.2
Communication Services	23,321	8.5
Consumer Discretionary	12,944	4.7
Money Market Funds	2,660	1.0
Other Assets in Excess of Liabilities	319	0.1
	$272,947	100.0%